Share-based Compensation (Summary of Stock Award Information) (Schedule) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Cash received from exercise of options	$ 54.8	$ 81.0	$ 25.6
Income tax benefit related to share-based compensation expense	$ 54.6	$ 48.0	$ 16.1
Options, SARs and PSARs [Member] | Minimum [Member]
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Risk-free interest rate	0.81%	0.36%	0.37%
Expected life	3 years 1 month 6 days	3 years 2 months 12 days	3 years 3 months 18 days
Expected volatility	25.10%	26.50%	28.00%
Options, SARs and PSARs [Member] | Maximum [Member]
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Risk-free interest rate	1.77%	1.27%	1.68%
Expected life	5 years 1 month 6 days	7 years 1 month 6 days	7 years 10 months 24 days
Expected volatility	28.70%	35.80%	40.40%
Options [Member]
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Weighted average grant-date fair value per share of awards granted, options (in dollars per share)	$ 11.40	$ 11.09	$ 10.00
Total intrinsic value of awards exercised	$ 126.6	$ 175.0	$ 43.9
SARs [Member]
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Weighted average grant-date fair value per share of awards granted, other than options (in dollars per share)	$ 8.93	$ 8.36	$ 7.18
Total intrinsic value of awards exercised	$ 48.7	$ 73.2	$ 52.0
PSARs [Member]
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Weighted average grant-date fair value per share of awards granted, other than options (in dollars per share)	$ 8.15	$ 8.31	$ 0.00
Total intrinsic value of awards exercised	$ 0.4	$ 0.0	$ 0.0
RSUs [Member]
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Weighted average grant-date fair value per share of awards granted, other than options (in dollars per share)	$ 40.68	$ 35.74	$ 24.57
PSUs and PGUs [Member]
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Weighted average grant-date fair value per share of awards granted, other than options (in dollars per share)	$ 42.47	$ 34.94	$ 25.09